Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VS. PERFORMANCE
					VALUE OF INITIAL FIXED $100
					INVESTMENT BASED ON:(5)
			AVERAGE
			SUMMARY	AVERAGE		PEER
	SUMMARY		COMPENSATION	COMPENSATION		GROUP
	COMPENSATION	COMPENSATION	TABLE	ACTUALLY	TOTAL	TOTAL		ANNUAL
	TABLE	ACTUALLY	TOTAL FOR	PAID TO	SHAREHOLDER	SHAREHOLDER	NET	EPS
	TOTAL FOR PEO	PAID TO PEO	NON-PEO NEOs	NON-PEO NEOs	RETURNS	RETURN	INCOME	GROWTH
YEAR(1)	($)(2)	($)(3)	($)(2)	($)(4)	($)	($)(6)	($)	(%)(7)
2022	17,770,514	21,484,041	6,075,626	6,708,707	143	124	6,177	15.0
2021	20,028,132	37,719,393	8,029,832	13,484,955	142	133	7,545	50.0
2020	10,847,032	9,310,935	5,126,870	4,678,147	111	110	4,731	(23.0)
(1)	Mr. Kempczinski served as our principal executive officer (“PEO”) for the entirety of 2020, 2021 and 2022. Our other NEOs for the applicable years were as follows:
-	2022: Messrs. Ozan, Borden, Erlinger and Rice and Ms. Ralls-Morrison;
-	2021: Messrs. Ozan, Borden and Erlinger and Ms. Ralls-Morrison; and
-	2020: Messrs. Ozan, Borden and Erlinger, and Heidi Capozzi and Jerome Krulewitch.
(2)

Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Kempczinski and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our NEOs reported for the applicable year, other than the PEO for such years.

(3)

Amounts reported in this column represent the compensation actually paid to Mr. Kempczinski as our President and CEO in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the following table:

	PEO
	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$17,770,514	$20,028,132	$10,847,032
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$11,500,239	$14,000,181	$9,500,140
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$14,642,639	$24,274,810	$9,684,864
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$2,375,183	$7,531,726	$(3,386,758)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$(1,804,056)	$(115,094)	$1,665,937
= Compensation Actually Paid	$21,484,041	$37,719,393	$9,310,935

(4)

Amounts reported in this column represent the compensation actually paid to our NEOs other than Mr. Kempczinski in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the following table. See footnote 1 for our NEOs included in the average for each indicated fiscal year:

	Other NEOs Average(1)
	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$6,075,626	$8,029,832	$5,126,870
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$3,440,186	$5,125,135	$3,630,184
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$4,304,023	$8,313,597	$3,818,854
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$343,053	$2,321,850	$(2,031,739)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$199,881
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$(573,809)	$(55,189)	$1,194,465
= Compensation Actually Paid	$6,708,707	$13,484,955	$4,678,147

The below footnotes apply to the tables included in each of footnotes 3 and 4.

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)

Represents the aggregate grant date fair value as of the indicated fiscal year of the stock awards and option awards granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.

(c)

Represents the aggregate fair value as of the indicated fiscal year-end for each of Mr. Kempczinski’s, and the respective NEOs’ as applicable for each year, outstanding and unvested stock awards and option awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.

(d)

Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)

Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, and vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.

(f)

Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.

(5)

The information provided reflects the respective values at the end of each year of a $100 investment on December 31, 2019, including the reinvestment of any dividends, for each of our common stock and our peer group (see footnote 6 for further information on our peer group). Historic stock price performance is not necessarily indicative of future stock price performance.

(6)	The TSR Peer Group consists of the component companies of the DJIA, the peer group used by us for purposes of the stock performance graph in our Annual Report on Form 10-K.
(7)

Represents annual EPS growth. As noted in the CD&A, for 2022, the Committee determined that EPS growth continues to be viewed as a core driver of our performance and stockholder value creation. Accordingly, EPS is utilized as the most heavily weighted performance metric applicable to our PRSU award design. EPS growth is calculated as the percentage change in our EPS from the prior fiscal year, with EPS calculated as earnings per share, adjusted consistent with pre-established guidelines as described in the CD&A.

Company Selected Measure Name	annual EPS growth
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Kempczinski served as our principal executive officer (“PEO”) for the entirety of 2020, 2021 and 2022. Our other NEOs for the applicable years were as follows:
-	2022: Messrs. Ozan, Borden, Erlinger and Rice and Ms. Ralls-Morrison;
-	2021: Messrs. Ozan, Borden and Erlinger and Ms. Ralls-Morrison; and
-	2020: Messrs. Ozan, Borden and Erlinger, and Heidi Capozzi and Jerome Krulewitch.

Peer Group Issuers, Footnote [Text Block]
(6)	The TSR Peer Group consists of the component companies of the DJIA, the peer group used by us for purposes of the stock performance graph in our Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 17,770,514	$ 20,028,132	$ 10,847,032
PEO Actually Paid Compensation Amount	$ 21,484,041	37,719,393	9,310,935
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO
	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$17,770,514	$20,028,132	$10,847,032
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$11,500,239	$14,000,181	$9,500,140
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$14,642,639	$24,274,810	$9,684,864
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$2,375,183	$7,531,726	$(3,386,758)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$(1,804,056)	$(115,094)	$1,665,937
= Compensation Actually Paid	$21,484,041	$37,719,393	$9,310,935
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)

Represents the aggregate grant date fair value as of the indicated fiscal year of the stock awards and option awards granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.

(c)

Represents the aggregate fair value as of the indicated fiscal year-end for each of Mr. Kempczinski’s, and the respective NEOs’ as applicable for each year, outstanding and unvested stock awards and option awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.

(d)

Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)

Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, and vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.

(f)

Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 6,075,626	8,029,832	5,126,870
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,708,707	13,484,955	4,678,147
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Other NEOs Average(1)
	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$6,075,626	$8,029,832	$5,126,870
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$3,440,186	$5,125,135	$3,630,184
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$4,304,023	$8,313,597	$3,818,854
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$343,053	$2,321,850	$(2,031,739)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$199,881
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$(573,809)	$(55,189)	$1,194,465
= Compensation Actually Paid	$6,708,707	$13,484,955	$4,678,147

The below footnotes apply to the tables included in each of footnotes 3 and 4.

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)

Represents the aggregate grant date fair value as of the indicated fiscal year of the stock awards and option awards granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.

(c)

Represents the aggregate fair value as of the indicated fiscal year-end for each of Mr. Kempczinski’s, and the respective NEOs’ as applicable for each year, outstanding and unvested stock awards and option awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.

(d)

Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)

Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, and vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.

(f)

Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]

	*Pursuant to SEC rules, the net income reflected in this graphic is consistent with GAAP. The decrease in 2022 reflects the charges related to the sale of the Company’s business in Russia, the temporary restaurant closures in Ukraine, the sale of the Dynamic Yield business and tax settlements in the U.S. and France
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures

The following table consists of the financial performance measures and other important metrics, which in the Company’s assessment represent the most important financial and other performance measures used by the Company to link “Compensation Actually Paid” to our NEOs for 2022. See the CD&A for further information regarding how the Company utilized each of these measures in its 2022 executive compensation program.

MOST IMPORTANT PERFORMANCE MEASURES
Earnings Per Share (EPS) Growth
Systemwide Sales Growth
Operating Income Growth
Return on Invested Capital (ROIC)
Relative Total Shareholder Return (TSR)
Share Price Increase
Human Capital Metrics

Total Shareholder Return Amount	$ 143	142	111
Peer Group Total Shareholder Return Amount	124	133	110
Net Income (Loss)	$ 6,177	$ 7,545	$ 4,731
Company Selected Measure Amount	15.0	50.0	(23.0)
PEO Name	Mr. Kempczinski
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share (EPS) Growth
Non-GAAP Measure Description [Text Block]
(7)

Represents annual EPS growth. As noted in the CD&A, for 2022, the Committee determined that EPS growth continues to be viewed as a core driver of our performance and stockholder value creation. Accordingly, EPS is utilized as the most heavily weighted performance metric applicable to our PRSU award design. EPS growth is calculated as the percentage change in our EPS from the prior fiscal year, with EPS calculated as earnings per share, adjusted consistent with pre-established guidelines as described in the CD&A.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Systemwide Sales Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (TSR)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Share Price Increase
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Human Capital Metrics
PEO [Member] | Deduct: Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 11,500,239	$ 14,000,181	$ 9,500,140
PEO [Member] | Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,642,639	24,274,810	9,684,864
PEO [Member] | Add: Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,375,183	7,531,726	(3,386,758)
PEO [Member] | Add: Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Add: Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,804,056)	(115,094)	1,665,937
Non-PEO NEO [Member] | Deduct: Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,440,186	5,125,135	3,630,184
Non-PEO NEO [Member] | Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,304,023	8,313,597	3,818,854
Non-PEO NEO [Member] | Add: Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	343,053	2,321,850	(2,031,739)
Non-PEO NEO [Member] | Add: Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	199,881
Non-PEO NEO [Member] | Add: Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (573,809)	$ (55,189)	$ 1,194,465